Losses and Loss Expenses - Asbestos and Environmental Exposures Discussion (Details) $ in Millions	12 Months Ended
	Dec. 31, 2006 USD ($)	Dec. 31, 2015 USD ($) claims	Dec. 31, 2014 USD ($) claims	Dec. 31, 2013 USD ($) claims	Dec. 31, 2012 claims
Loss And Loss Expenses Disclosure [Line Items]
Losses acquired through portfolio transfer, amount	$ 40.2
Combined aggregate limit on reserves acquired	60.0
Reserves for incurred but not reported losses, net of reinsurance		$ 65.1	$ 49.3	$ 48.6
Net asbestos and environmental reserves to total reserves, percentage		1.00%	1.00%
Asbestos and environmental claims
Loss And Loss Expenses Disclosure [Line Items]
Losses acquired through portfolio transfer, amount	$ 18.3
Claim files due to precautionary claim notices, percentage		32.00%	46.00%	37.00%
Environmental claims
Loss And Loss Expenses Disclosure [Line Items]
Total number of claims outstanding | claims		430	459	338	354
Asbestos claims
Loss And Loss Expenses Disclosure [Line Items]
Total number of claims outstanding | claims		2,591	1,399	1,097	1,073